Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued operations

24. Discontinued operations

In March 2020, the Company decided to focus its efforts and resources on the pharmaceutical business and initiated the process to exit the medical cannabis industry and sell FV Pharma's facility located at 520 William Street, Cobourg, Ontario, K9A 3A5 (the "Facility") and the 64-acre property on which the Facility is located (the “Facility Property”). On May 6, 2022, the Company closed the sale of the Facility and the Facility Property for total consideration of $12,730,942 (C$16,400,000). The Company recognized a gain of $4,249,582 on the sale of the Facility and the Facility Property and incurred selling expenses of $616,002 for the year ended December 31, 2022.

Results of operations related to the Disposal Group are reported as discontinued operations for the year ended December 31, 2022.

Net income from discontinued operations for the year ended December 31, 2022 is comprised of the following:

$
Expenses
General and administrative	1,185,600
Total operating expenses	1,185,600

Loss from discontinued operations	(1,185,600)

Other income	(32,852)
Gain on sale of property and plant	(4,249,582)
Net income (loss) from discontinued operations	3,096,834